INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
4.	INVENTORIES

Inventories consist of the following:

	At December 31,
	2011	2012
	$	$

Raw materials	11,022,409	31,080,141
Work-in-process	4,438,970	9,379,249
Finished goods	28,516,038	43,396,231

Inventories	43,977,417	83,855,621

In 2010, 2011 and 2012, inventories were written down by $2,539,538, $7,765,270 and $6,925,478, respectively, to reflect the lower of cost or market adjustments.